Unit-Based Compensation (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	May 25, 2021
Share-Based Payment Arrangement [Abstract]
Pursuant shares		6,125,000
Estimated unrecognized	$ 1.6
Weighted average period	1 year 10 months 24 days